Borrowings and derivative financial instrument - Borrowings and derivative financial instrument (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 06, 2024 ZAR (R)	Apr. 06, 2023 USD ($)	Oct. 25, 2019 ZAR (R)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	R 41,687	R 36,618	R 22,728
Current portion of borrowings	(552)	(11,672)	(122)
Non-current portion of borrowings	41,135	24,946	22,606
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	36,618	22,728	20,298
Borrowings acquired on acquisition of subsidiary	84	6	39
Loans raised	8,278	12,758	8,000
Loans repaid	(3,335)	(1,323)	(8,003)
Unwinding of loans recognised at amortised cost	688	359	216
Accrued interest	1,946	1,192	1,046
Accrued interest paid	(1,947)	(1,175)	(1,061)
Borrowing costs capitalised	64	0	0
(Gain)/loss on the revised cash flow of the Burnstone Debt	(1,053)	(32)	776
Loss on foreign exchange differences and foreign currency translation	344	2,105	1,417
Balance at end of the year	41,687	36,618	22,728
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $						$ 1,000
Borrowings	0	0	0
Current portion of borrowings	0	0	0
Non-current portion of borrowings	0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0	0	0
Loans repaid	0	0	0
Accrued interest	185	73	0
Accrued interest paid	(185)	(73)	0
Loss on foreign exchange differences and foreign currency translation	0	0	0
Balance at end of the year	0	0	0
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt							R 5,500
Borrowings	0	4,000	0
Current portion of borrowings	0	(4,000)	0
Non-current portion of borrowings	0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	4,000	0	0
Loans repaid	0	(1,000)	(8,000)
Accrued interest	319	125	155
Accrued interest paid	(319)	(125)	(155)
Balance at end of the year	0	4,000	0
R6.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					R 6,500
Borrowings	3,000	0	0
Current portion of borrowings	0	0	0
Non-current portion of borrowings	3,000	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0	0	0
Loans repaid	(2,000)	0	0
Accrued interest	97	0	0
Accrued interest paid	(97)	0	0
Balance at end of the year	3,000	0	0
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	22,354	22,042	20,140
Current portion of borrowings	(118)	(116)	(107)
Non-current portion of borrowings	22,236	21,926	20,033
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	22,042	20,140	18,785
Unwinding of loans recognised at amortised cost	98	80	68
Accrued interest	928	932	829
Accrued interest paid	(932)	(951)	(844)
Loss on foreign exchange differences and foreign currency translation	218	1,841	1,302
Balance at end of the year	22,354	22,042	20,140
US$ Convertible bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $				$ 500
Borrowings	7,921	7,538	0
Current portion of borrowings	(37)	(7,538)	0
Non-current portion of borrowings	7,884	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	7,538	0	0
Unwinding of loans recognised at amortised cost	298	27	0
Accrued interest	389	36	0
Accrued interest paid	(385)	0	0
Loss on foreign exchange differences and foreign currency translation	81	20	0
Balance at end of the year	7,921	7,538	0
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	2,260	2,991	2,540					$ 178
Current portion of borrowings	0	0	0
Non-current portion of borrowings	2,260	2,991	2,540
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	2,991	2,540	1,507
Unwinding of loans recognised at amortised cost	284	252	148
(Gain)/loss on the revised cash flow of the Burnstone Debt	(1,053)	(32)	776
Balance at end of the year	2,260	2,991	2,540
Keliber loan facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt	500
Borrowings	5,724	0	0
Current portion of borrowings	(66)	0	0
Non-current portion of borrowings	5,658	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0	0	0
Unwinding of loans recognised at amortised cost	8	0	0
Accrued interest	64	0	0
Balance at end of the year	5,724	0	0
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	424	40	42
Current portion of borrowings	(328)	(11)	(8)
Non-current portion of borrowings	96	29	34
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	40	42	0
Borrowings acquired on acquisition of subsidiary	84	6	39
Loans repaid	(1,335)	(323)	(3)
Accrued interest	28	6	0
Accrued interest paid	(29)	(6)	0
Balance at end of the year	424	40	42
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Borrowings	4	3	2
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	3	2
Balance at end of the year	4	3	2
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	0	4	4
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	4	4
Balance at end of the year	0	R 4	R 4
US$ Convertible bond, derivative
Reconciliation Of Changes In Borrowings [Abstract]
Loans raised	R 1,673